Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Description of methods and assumptions used in preparing sensitivity analysis	Stressed scenarios (positive and negative effects, before tax effects) were defined based on changes of a 25% and 50% to the U.S. Dollar exchange rates used in the probable scenario.
Percentage of increase in actuarial assumption	0.05%
Percentage of decrease in actuarial assumption	0.05%
Actuarial assumption of change in foreign currency exchange rate one [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage of increase in actuarial assumption	25.00%
Percentage of decrease in actuarial assumption	25.00%
Actuarial assumption of change in foreign currency exchange rate two [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage of increase in actuarial assumption	50.00%
Percentage of decrease in actuarial assumption	50.00%
25% [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage of increase in actuarial assumption	25.00%
Percentage of decrease in actuarial assumption	25.00%
50% [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Percentage of increase in actuarial assumption	50.00%
Percentage of decrease in actuarial assumption	50.00%
Perpetual notes [member]
Disclosure of sensitivity analysis of financial instruments changes in foreign exchange rates [line items]
Quoted market price	102.83%	100.03%